Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	100 Months Ended	102 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025 [2]	Jul. 31, 2025 [3]	Jul. 31, 2025
The Tax-Exempt Fund of California® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class A (with sales charge)
Average Annual Return, Percent	[1]	(4.53%)	(0.56%)			1.58%
The Tax-Exempt Fund of California® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class C (with sales charge)
Average Annual Return, Percent	[1]	(2.55%)	(0.56%)			1.35%
The Tax-Exempt Fund of California® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class T (with sales charge)
Average Annual Return, Percent	[1]	(3.04%)	(0.05%)	1.81%
The Tax-Exempt Fund of California® - Class F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-1
Average Annual Return, Percent	[1]	(0.92%)	0.10%			1.86%
The Tax-Exempt Fund of California® - Class F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-2
Average Annual Return, Percent	[1]	(0.65%)	0.37%			2.13%
The Tax-Exempt Fund of California® - Class F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-3
Average Annual Return, Percent	[1]	(0.55%)	0.47%		2.27%
Without Sales Load [Member] | The Tax-Exempt Fund of California® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class A (without sales charge)
Average Annual Return, Percent	[1]	(0.82%)	0.19%			1.97%
Without Sales Load [Member] | The Tax-Exempt Fund of California® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class C (without sales charge)
Average Annual Return, Percent	[1]	(1.59%)	(0.56%)			1.35%
Without Sales Load [Member] | The Tax-Exempt Fund of California® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class T (without sales charge)
Average Annual Return, Percent	[1]	(0.55%)	0.46%	2.12%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	0.00%	0.13%	1.97%	2.11%	2.11%
Bloomberg California Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Index
Average Annual Return, Percent	[4]	0.03%	0.00%	1.94%	2.07%	2.06%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.